UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21698
The Gabelli Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Global Gold, Natural Resources & Income Trust
First Quarter Report — March 31, 2010

Caesar Bryan	Barbara G. Marcin, CFA	Vincent Roche
To Our Shareholders,
     The Gabelli Global Gold, Natural Resources & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was 1.8% during the first quarter of 2010, compared with increases of 1.1%, 1.4%, and 1.6% for the Chicago Board Options Exchange (“CBOE”) S&P 500 Buy/Write Index, the Amex Energy Select Sector Index, and the Barclays Capital Government/Corporate Bond Index, respectively, and a decline of 1.6% for the Philadelphia Gold & Silver Index. The total return for the Fund’s publicly traded shares was 10.8% during the first quarter.
Enclosed is the investment portfolio as of March 31, 2010.
Comparative Results
Average Annual Returns through March 31, 2010 (a) (Unaudited)

				Since
				Inception
	Quarter	1 Year	3 Year	(03/31/05)
Gabelli Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	1.84%	60.39%	(5.48)%	5.28%
Investment Total Return (c)	10.80	25.98	(4.03)	6.36
CBOE S&P 500 Buy/Write Index	1.08	30.66	(1.36)	2.64
Philadelphia Gold & Silver Index	(1.61)	23.63	7.32	13.10
Amex Energy Select Sector Index	1.40	38.04	0.19	7.78
Barclays Capital Government/Corporate Bond Index	1.55	7.51	5.84	5.17

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Amex Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The Barclays Capital Government/Corporate Bond Index is an unmanaged market value weighted index that tracks the total return performance of fixed rate, publicly placed, dollar denominated obligations. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 90.4%
	Energy and Energy Services — 32.1%
50,000	Apache Corp.	$5,075,000
63,000	Baker Hughes Inc. (a)	2,950,920
27,000	BG Group plc	467,290
358,000	BJ Services Co. (a)	7,661,200
165,900	BP plc, ADR (a)	9,467,913
130,500	Chesapeake Energy Corp. (a)	3,085,020
65,000	Chevron Corp. (a)	4,928,950
307,692	Comanche Energy Inc.† (b)(c)(d)	0
98,000	ConocoPhillips (a)	5,014,660
158,000	Devon Energy Corp. (a)	10,179,940
69,000	Diamond Offshore Drilling Inc. (a)	6,127,890
450,000	El Paso Corp.	4,878,000
91,000	Exxon Mobil Corp. (a)	6,095,180
65,000	Galp Energia SGPS SA, Cl. B	1,129,015
289,000	Halliburton Co. (a)	8,707,570
235,000	Imperial Oil Ltd.	9,076,995
180,000	Marathon Oil Corp. (a)	5,695,200
224,000	Murphy Oil Corp. (a)	12,586,560
200,000	Nabors Industries Ltd.† (a)	3,926,000
110,000	Nexen Inc.	2,718,100
243,000	Noble Corp. (a)	10,162,260
346,500	Petroleo Brasileiro SA, ADR (a)	15,415,785
230,500	Rowan Companies Inc.† (a)	6,709,855
184,000	Royal Dutch Shell plc, Cl. A	5,333,091
151,200	Sasol Ltd., ADR (a)	6,240,024
88,400	Statoil ASA, ADR (a)	2,062,372
476,500	Suncor Energy Inc. (a)	15,505,310
40,000	Technip SA	3,252,384
409,000	Tesoro Corp. (a)	5,685,100
260,800	The Williams Companies Inc. (a)	6,024,480
32,500	Total SA, ADR	1,885,650
88,500	Transocean Ltd.† (a)	7,644,630
250,000	Tullow Oil plc	4,742,178
301,100	Valero Energy Corp. (a)	5,931,670
462,000	Weatherford International Ltd.† (a)	7,327,320
100,000	XTO Energy Inc. (a)	4,718,000

		218,411,512

	Metals and Mining — 58.3%
210,000	African Barrick Gold Ltd.†	1,859,465
393,500	Agnico-Eagle Mines Ltd. (a)	21,906,145
580,000	Andean Resources Ltd.†	1,461,921
258,000	Anglo American plc†	11,252,119
563,500	AngloGold Ashanti Ltd., ADR (a)	21,384,825
505,000	Antofagasta plc	7,969,894
425,400	Barrick Gold Corp. (a)	16,309,836
107,500	BHP Billiton Ltd., ADR (a)	8,634,400
770,000	Centamin Egypt Ltd.†	1,622,409
160,000	Compania de Minas Buenaventura SA, ADR	4,955,200
700,000	Consolidated Thompson Iron Mines Ltd.†	6,588,884

		Market
Shares		Value
83,000	Detour Gold Corp.†	$1,550,249
450,000	Eldorado Gold Corp.†	5,463,004
175,000	Equinox Minerals Ltd.†	659,922
175,000	Franco-Nevada Corp.	4,695,269
175,000	Franco-Nevada Corp. (e)	4,695,269
157,792	Freeport-McMoRan Copper & Gold Inc. (a)	13,181,944
538,500	Fresnillo plc	6,929,620
1,943,500	Gold Fields Ltd., ADR (a)	24,526,970
390,000	Goldcorp Inc. (a)	14,515,800
946,100	Harmony Gold Mining Co. Ltd., ADR (a)	8,969,028
1,779,700	Hochschild Mining plc	7,610,543
385,000	IAMGOLD Corp.	5,089,700
412,000	Impala Platinum Holdings Ltd.	12,104,754
215,000	International Tower Hill Mines Ltd.†	1,246,837
300,140	Ivanhoe Mines Ltd.† (a)	5,225,437
88,000	Kazakhmys plc†	2,039,152
255,000	Keegan Resources Inc.†	1,529,021
1,076,400	Kinross Gold Corp. (a)	18,395,676
5,733,488	Lihir Gold Ltd.	15,941,846
250,600	Lundin Mining Corp.† (a)	1,328,180
221,000	MAG Silver Corp.†	1,675,479
640,646	Newcrest Mining Ltd.	19,294,510
130,000	Newmont Mining Corp. (a)	6,620,900
150,000	Northern Dynasty Minerals Ltd.†	1,438,500
165,000	Osisko Mining Corp.†	1,437,749
12,537,555	PanAust Ltd.†	5,982,645
61,300	Peabody Energy Corp. (a)	2,801,410
319,607	Randgold Resources Ltd., ADR (a)	24,555,406
449,000	Red Back Mining Inc.†	9,173,190
58,400	Rio Tinto plc, ADR (a)	13,825,032
845,000	Romarco Minerals Inc.†	1,622,360
211,700	Royal Gold Inc.	9,782,657
300,000	SEMAFO Inc.†	1,671,836
188,700	Vale SA, ADR (a)	6,074,253
937,305	Xstrata plc†	17,758,134
1,372,300	Yamana Gold Inc. (a)	13,517,155

		396,874,535

	TOTAL COMMON STOCKS	615,286,047

	CONVERTIBLE PREFERRED STOCKS — 1.5%
	Metals and Mining — 1.5%
51,720	Freeport-McMoRan Copper & Gold Inc., 6.750% Cv. Pfd.	5,997,968
10,000	Vale Capital II, 6.750%, Cv. Pfd., Ser. VALe	909,500
35,000	Vale Capital II, 6.750%, Cv. Pfd., Ser. VALE	3,181,500
6,000	Vale Capital Ltd., 5.500% Cv. Pfd., Ser. RIO	341,700

	TOTAL CONVERTIBLE PREFERRED STOCKS	10,430,668

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares		Value
	WARRANTS — 0.1%
	Energy and Energy Services — 0.0%
34,091	Comanche Energy Inc., Cl. A, expire 06/18/13† (b)(c)(d)	$0
36,197	Comanche Energy Inc., Cl. B, expire 06/18/13† (b)(c)(d)	0
82,965	Comanche Energy Inc., Cl. C, expire 06/18/13† (b)(c)(d)	0

		0

	Metals and Mining — 0.1%
62,500	Franco-Nevada Corp., expire 03/13/12† (c)	276,301
87,500	Franco-Nevada Corp., expire 06/16/17† (e)	628,907

		905,208

	TOTAL WARRANTS	905,208

Principal
Amount
		CONVERTIBLE CORPORATE BONDS — 1.5%
		Energy and Energy Services — 0.4%
$1,500,000		Chesapeake Energy Corp., Cv., 2.250%, 12/15/38	1,098,750
2,000,000		Nabors Industries Inc., Cv., 0.940%, 05/15/11	1,992,500

			3,091,250

		Metals and Mining — 1.1%
5,000,000		Newmont Mining Corp., Cv., 1.625%, 07/15/17	6,481,250
725,000	(f)	Wesdome Gold Mines Ltd., Deb. Cv., 7.000%, 05/31/12 (c)(e)	749,520

			7,230,770

		TOTAL CONVERTIBLE CORPORATE BONDS	10,322,020

		CORPORATE BONDS — 4.1%
		Energy and Energy Services — 1.6%
2,000,000		Chesapeake Energy Corp., 7.500%, 06/15/14	2,040,000
3,989,482		Comanche Energy Inc., PIK, 15.500%, 06/13/13 (b)(c)(d)	797,896
2,500,000		Compagnie Generale de Geophysique-Veritas, 7.500%, 05/15/15	2,518,750

Principal		Market
Amount		Value
$2,000,000	PetroHawk Energy Corp., 9.125%, 07/15/13	$2,097,500
500,000	Tesoro Corp., 9.750%, 06/01/19	525,000
2,500,000	Weatherford International Ltd., 9.625%, 03/01/19	3,168,428

		11,147,574

	Metals and Mining — 2.5%
2,000,000	AK Steel Corp., 7.750%, 06/15/12	2,020,000
2,000,000	Freeport-McMoRan Copper & Gold Inc., 8.250%, 04/01/15	2,179,738
2,000,000	Peabody Energy Corp., Ser. B, 6.875%, 03/15/13	2,032,500
1,000,000	Rio Tinto Finance (USA) Ltd., 8.950%, 05/01/14	1,206,057
4,000,000	United States Steel Corp., 6.050%, 06/01/17	3,870,000
5,000,000	Xstrata Canada Corp., 7.250%, 07/15/12	5,475,310

		16,783,605

	TOTAL CORPORATE BONDS	27,931,179

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
	U.S. Treasury Bills — 1.0%
6,710,000	U.S. Treasury Bills, 0.046% to 0.213%††, 04/08/10 to 09/09/10 (a)	6,708,623

	U.S. Treasury Cash Management Bills — 1.4%
9,680,000	U.S. Treasury Cash Management Bills, 0.101% to 0.122%††, 04/01/10 to 06/10/10 (a)	9,677,665

	TOTAL U.S. GOVERNMENT OBLIGATIONS	16,386,288

TOTAL INVESTMENTS — 100.0%
(Cost $683,290,527)		$681,261,410

	Aggregate book cost	$683,290,527

	Gross unrealized appreciation	$44,990,788
	Gross unrealized depreciation	(47,019,905)

	Net unrealized appreciation/depreciation	$(2,029,117)

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTION CONTRACTS WRITTEN — (2.2)%
	Call Options Written — (2.0)%
3,550	Agnico-Eagle Mines Ltd.	May 10/65	$237,850
385	Agnico-Eagle Mines Ltd.	Aug. 10/65	93,170
135	Anglo American plc(g)	Apr. 10/32	4,097
123	Anglo American plc(g)	May 10/30	146,522
5,605	Anglogold Ashanti Ltd., ADR	Apr. 10/40	168,150
160	Antofagasta plc(g)	Jun. 10/9.59	279,220
200	Antofagasta plc(g)	Jun. 10/11	133,919
500	Apache Corp.	Apr. 10/105	37,500
1,432	Baker Hughes Inc.	Apr. 10/50	42,960
630	Baker Hughes Inc.	Jul. 10/50	129,150
2,879	Barrick Gold Corp.	Apr. 10/39	178,498
1,275	Barrick Gold Corp.	May 10/41	110,925
670	BHP Billiton Ltd., ADR	May 10/80	247,900
400	BHP Billiton Ltd., ADR	May 10/85	62,000
500	BP plc, ADR	Apr. 10/57.50	31,775
1,095	BP plc, ADR	Apr. 10/60	13,140
1,305	Chesapeake Energy Corp.	Apr. 10/30	5,220
500	Compania de Minas Buenaventura SA, ADR	Jun. 10/35	52,500
1,100	Compania de Minas Buenaventura SA, ADR	Jun. 10/40	35,750
980	ConocoPhillips	May 10/55	37,240
6,900	Consolidated Thompson Iron Mines Ltd.(h)	Apr. 10/7	1,732,388
1,200	Devon Energy Corp.	Apr. 10/75	21,600
150	Devon Energy Corp.	Apr. 10/80	1,125
690	Diamond Offshore Drilling Inc.	Sep. 10/98.13	213,900
4,000	El Paso Corp.	Apr. 10/11	80,000
500	El Paso Corp.	Apr. 10/12	1,500
3,500	Eldorado Gold Corp.(h)	May 10/14	65,475
1,750	Equinox Minerals Ltd.(h)	May 10/4	38,768
225	Exxon Mobil Corp.	Apr. 10/65	46,800
685	Exxon Mobil Corp.	Jul. 10/70	81,515
1,750	Franco-Nevada Corp.(h)	Apr. 10/32	17,231
1,750	Franco-Nevada Corp.(h)	Jul. 10/30	68,921
7,000	Gold Fields Ltd., ADR	Apr. 10/12	525,000
7,000	Gold Fields Ltd., ADR	Apr. 10/13	175,000
500	Gold Fields Ltd., ADR	Apr. 10/14	3,750
435	Gold Fields Ltd., ADR	Jul. 10/13	34,800
4,500	Gold Fields Ltd., ADR	Jul. 10/14	213,750
1,300	Goldcorp Inc.	Apr. 10/42	6,500
1,600	Goldcorp Inc.	Apr. 10/43	4,800
1,000	Goldcorp Inc.	May 10/40	91,000
2,190	Halliburton Co.	Apr. 10/37	4,380

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
700	Halliburton Co.	Jul. 10/36	$28,000
2,000	Harmony Gold Mining Co. Ltd., ADR	May 10/11	20,000
6,461	Harmony Gold Mining Co. Ltd., ADR	May 10/12	32,305
1,000	Harmony Gold Mining Co. Ltd., ADR	Jan. 11/10	117,500
1,000	IAMGOLD Corp.	Jun. 10/15	50,000
2,850	IAMGOLD Corp.	Sep. 10/17.50	171,000
2,000	Imperial Oil Ltd.(h)	May 10/46	19,692
3,000	Ivanhoe Mines Ltd.	Jan. 11/15	1,230,000
2,000	Kinross Gold Corp.	May 10/20	35,000
6,325	Kinross Gold Corp.	May 10/22	31,625
1,150	Kinross Gold Corp.	May 10/23	8,625
1,200	Kinross Gold Corp.	Aug. 10/20	90,000
2,000	Lihir Gold Ltd.(i)	Apr. 10/3.30	39,459
1,800	Marathon Oil Corp.	Apr. 10/34	9,000
1,940	Murphy Oil Corp.	Apr. 10/60	38,800
300	Murphy Oil Corp.	Jul. 10/60	52,500
2,000	Nabors Industries Ltd.	Jun. 10/24	50,000
490	Newcrest Mining Ltd.(i)	Apr. 10/40	2,383
150	Newcrest Mining Ltd.(i)	May 10/38	29,181
750	Newmont Mining Corp.	Jun. 10/55	117,000
600	Newmont Mining Corp.	Sep. 10/52.50	238,200
250	Nexen Inc.	Jun. 10/25	32,500
850	Nexen Inc.	Jun. 10/26.50	60,503
1,430	Noble Corp.	Jun. 10/46	118,690
1,000	Noble Corp.	Jun. 10/47	61,000
613	Peabody Energy Corp.	Jun. 10/50	99,306
1,500	Petroleo Brasileiro SA, ADR	Apr. 10/50	7,500
4,792	Randgold Resources Ltd., ADR	Jun. 10/85	982,360
2,490	Red Bank Mining Inc.(h)	Apr. 10/20	275,809
2,000	Red Bank Mining Inc.(h)	Apr. 10/21	113,228
434	Rio Tinto plc, ADR	Apr. 10/260	17,360
150	Rio Tinto plc, ADR	May 10/260	56,250
1,305	Rowan Companies Inc.	Apr. 10/25	548,100
1,000	Rowan Companies Inc.	Apr. 10/27.50	196,000
184	Royal Dutch Shell plc, Cl. A(g)	Jun. 10/20	59,334
1,140	Royal Gold Inc.	Apr. 10/50	20,520
495	Royal Gold Inc.	Apr. 10/55	2,475
275	Royal Gold Inc.	Jul. 10/45	110,000
200	Royal Gold Inc.	Jul. 10/50	36,000
1,512	Sasol Ltd., ADR	Jun. 10/45	143,640
884	Statoil ASA, ADR	Apr. 10/25	8,840
3,125	Suncor Energy Inc.	Jun. 10/34	384,375
400	Technip SA(j)	Sep. 10/60	233,934
1,510	Tesoro Corp.	May 10/16	37,750
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
1,290	Tesoro Corp.	Aug. 10/17	$51,600
1,290	Tesoro Corp.	Jan. 11/17.50	96,750
2,600	The Williams Companies Inc.	May 10/22.50	353,600
150	Total SA, ADR	Aug. 10/65	9,000
885	Transocean Ltd.	May 10/95	74,340
250	Tullow Oil plc(g)	Jun. 10/13	241,851
500	Vale SA, ADR	May 10/32	78,000
1,387	Vale SA, ADR	Jun. 10/32	284,335
1,000	Valero Energy Corp.	Jun. 10/21	73,000
2,361	Valero Energy Corp.	Jun. 10/22	110,967
1,940	Weatherford International Ltd.	May 10/19	29,100
5,360	Weatherford International Ltd.	May 10/20	53,600
871	Xstrata plc(g)	Apr. 10/13	228,000
1,000	XTO Energy Inc.	May 10/47	132,000
8,000	Yamana Gold Inc.	Apr. 10/12	16,000
5,723	Yamana Gold Inc.	Jul. 10/13	80,122

	TOTAL CALL OPTIONS WRITTEN (Premiums received $18,085,455)		$13,403,698

	Put Options Written — (0.2)%
700	Agnico-Eagle Mines Ltd.	May 10/50	$71,400
750	Alcoa Inc.	Apr. 10/11	1,500
750	Alcoa Inc.	Apr. 10/12	3,000
900	AngloGold Ashanti Ltd., ADR	Apr. 10/30	4,500
300	AngloGold Ashanti Ltd., ADR	Apr. 10/35	6,000
1,200	Barrick Gold Corp.	Apr. 10/32	4,800
250	Devon Energy Corp.	Apr. 10/65	41,250
100	Devon Energy Corp.	Apr. 10/70	54,900
150	Diamond Offshore Drilling Inc.	Jun. 10/85	45,600
230	Exxon Mobil Corp.	Apr. 10/65	4,600
420	Franco-Nevada Corp.(h)	Apr. 10/24	4,135
400	Franco-Nevada Corp.(h)	Apr. 10/25	5,908
500	Freeport-McMoRan Copper & Gold Inc.	May 10/60	13,000
1,500	Gold Fields Ltd., ADR	Apr. 10/10	3,000
3,000	Gold Fields Ltd., ADR	Apr. 10/11	30,000
1,175	Goldcorp Inc.	Apr. 10/30	2,350
320	Halliburton Co.	Apr. 10/28	6,400
300	Halliburton Co.	Apr. 10/30	19,800
500	Hess Corp.	May 10/55	28,500
665	Kinross Gold Corp.	May 10/15	16,625
1,600	Kinross Gold Corp.	May 10/17	144,000

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
350	Marathon Oil Corp.	Apr. 10/27	$1,750
445	Murphy Oil Corp.	Apr. 10/50	4,450
700	Nabors Industries Ltd.	Jun. 10/19	84,000
500	Newmont Mining Corp.	Jun. 10/39	9,250
425	Newmont Mining Corp.	Jun. 10/46	49,300
250	Noble Corp.	Jun. 10/38	25,000
385	Oil Service Holders Trust	Apr. 10/130	292,600
1,000	Petroleo Brasileiro SA, ADR	Apr. 10/40	10,000
375	Randgold Resources Ltd., ADR	Jun. 10/65	43,125
600	Rowan Companies Inc.	Apr. 10/20	7,800
600	Rowan Companies Inc.	Apr. 10/22.50	4,200
500	Royal Gold Inc.	Apr. 10/40	3,750
620	Suncor Energy Inc.	Jun. 10/28	34,720
250	Transocean Ltd.	May 10/75	15,000
200	Ultra Petroleum Corp.	Sep. 10/45	74,000
600	Weatherford International Ltd.	May 10/14	16,200

	TOTAL PUT OPTIONS WRITTEN (Premiums received $2,998,095)		$1,186,413

	Aggregate premiums		$21,083,550

	Gross unrealized appreciation		$10,648,769
	Gross unrealized depreciation		(4,155,330)

	Net unrealized appreciation/depreciation		$6,493,439

(a)	Securities, or a portion thereof, with a value of $216,616,605 were pledged as collateral for options written.

(b)	At March 31, 2010, the Fund held investments in restricted securities amounting to $797,896 or 0.12% of total investments, which were value under methods approved by the Board of Trustees as follows:

Acquisition
Shares/				3/31/10
Principal		Acquisition	Acquisition	Carrying Value
Amount	Issuer	Date	Cost	Per Unit
307,692	Comanche Energy Inc.	06/17/08	$1,849,998	—
34,091	Comanche Energy Inc., Cl. A, Warrants expire 06/18/13	06/17/08	93,750	—
36,197	Comanche Energy Inc., Cl. B, Warrants expire 06/18/13	06/17/08	93,750	—
82,965	Comanche Energy Inc., Cl. C, Warrants expire 06/18/13	06/17/08	187,501	—
$3,989,482	Comanche Energy Inc., PIK, 15.500%, 06/13/13	06/17/08	3,764,482	$20.0000
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

(c)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $1,823,717 or 0.27% of total investments.

(d)	Illiquid security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of Rule 144A securities amounted to $6,073,696 or 0.89% of total investments.

(f)	Principal amount denoted in Canadian dollars.

(g)	Exercise price denoted in British Pounds.

(h)	Exercise price denoted in Canadian dollars.

(i)	Exercise price denoted in Australian dollars.

(j)	Exercise price denoted in Euros.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

PIK	Payment-in-kind

	% of
	Market	Market
Geographic Diversification	Value	Value
Long Positions
North America	53.7%	$365,467,515
Europe	21.3	145,350,102
South Africa	10.8	73,225,601
Asia/Pacific	8.0	54,803,711
Latin America	6.2	42,414,481

Total Investments	100.0%	$681,261,410

Short Positions
North America	(1.4)%	$(9,248,051)
Europe	(0.5)	(3,191,557)
South Africa	(0.2)	(1,477,395)
Latin America	(0.1)	(602,085)
Asia/Pacific	(0.0)	(71,023)

Total Investments	(2.2)%	$(14,590,111)

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$218,411,512	—	$0	$218,411,512
Metals and Mining	396,874,535	—	—	396,874,535

Total Common Stocks	615,286,047	—	0	615,286,047

Convertible Preferred Stocks (a)	10,430,668	—	—	10,430,668

Warrants:
Energy and Energy Services	—	—	0	0
Metals and Mining	276,301	$628,907	—	905,208

Total Warrants	276,301	628,907	0	905,208

Convertible Corporate Bonds	—	9,572,500	749,520	10,322,020
Corporate Bonds	—	27,133,283	797,896	27,931,179
U.S. Government Obligations	—	16,386,288	—	16,386,288

TOTAL INVESTMENTS IN SECURITIES	$625,993,016	$53,720,978	$1,547,416	$681,261,410

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(10,185,939)	$(3,217,759)	$—	$(13,403,698)
Put Options Written	(583,963)	(602,450)	—	(1,186,413)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(10,769,902)	$(3,820,209)	$—	$(14,590,111)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
				Change in					during the
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	investments held
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	3/31/10	at 3/31/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$0	$—	$—	$—	$—	$—	$—	$0	$—
Warrants:
Energy and Energy Services	0	—	—	—	—	—	—	0	—
Convertible Corporate Bonds	—	—	—	44,173	—	705,347	—	749,520	44,173
Corporate Bonds	768,131	10,750	—	(129,810)	148,825	—	—	797,896	(129,810)

TOTAL INVESTMENTS IN SECURITIES	$768,131	$10,750	$—	$(85,637)	$148,825	$705,347	$—	$1,547,416	$(85,637)

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
2. Derivative Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. During the quarter ended March 31, 2010, the Fund had no investments in equity swap agreements.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
     In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions that were held at March 31, 2010 are presented within the Schedule of Investments.
     The Fund’s volume of activity in equity option contracts during the quarter ended March 31, 2010 had the following activities:

	Number of
	Contracts	Premiums

Options outstanding at December 31, 2009	164,312	$20,812,335
Options written	251,377	24,867,693
Options repurchased	(118,468)	(11,781,563)
Options expired	(85,431)	(11,176,553)
Options exercised	(14,369)	(1,638,362)

Options outstanding at March 31, 2010	197,421	$21,083,550

The following table summarizes the market value of derivatives held at March 31, 2010 by primary risk exposure:

Liability Derivatives:	Market Value

Equity Contracts	$(14,590,111)

TRUSTEES AND OFFICERS
THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422
Trustees
Anthony J. Colavita
President,
Anthony J. Colavita, P.C.
James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.
Mario d’Urso
Former Italian Senator
Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.
Frank J. Fahrenkopf, Jr.
President & Chief Executive Officer,
American Gaming Association
Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan
Salvatore M. Salibello
Certified Public Accountant,
Salibello & Broder, LLP
Anthonie C. van Ekris
Chairman, BALMAC International, Inc.
Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
President & Acting Treasurer
Carter W. Austin
Vice President
Peter D. Goldstein
Chief Compliance Officer & Acting Secretary
Molly A.F. Marion
Vice President & Ombudsman
Laurissa M. Martire
Ombudsman
Agnes Mullady*
Treasurer and Secretary
Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian
The Bank of New York Mellon
Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Transfer Agent and Registrar
American Stock Transfer and Trust Company

Stock Exchange Listing	6.625%

	Common	Preferred
NYSE Amex—Symbol:	GGN	GGN PrA
Shares Outstanding:	36,334,390	3,955,687

*	Agnes Mullady is on a leave of absence for a limited period of time.
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting ww.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer & Principal
Financial Officer

Date 6/1/10

*	Print the name and title of each signing officer under his or her signature.